RELATED PARTY TRANSACTIONS (Details) (Continental Resources, USD $)	1 Months Ended	6 Months Ended	12 Months Ended
	Jan. 31, 2013	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Continental Resources
Related party transactions
Distribution to former parent company	$ 15,066	$ 15,066	$ 15,066	$ 611,589